Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Summary of balance sheet shows the following amounts relating to lease liabilities

The balance sheet shows the following amounts relating to lease liabilities:

	December 31,	December 31,
	2020	2019
	£ 000	£ 000
Long term lease liabilities	846	947
Current lease liabilities	175	219
	1,021	1,166

Summary of lease liabilities maturity analysis

A maturity analysis of lease liabilities based on undiscounted gross cash flow is reported in the table below:

	December 31,	December 31,
	2020	2019
	£ 000	£ 000
Less than one year	175	219
Within 2 – 5 years	700	700
More than 5 years	397	572
Total lease liabilities (undiscounted)	1,272	1,491

Summary of cash outflows related to leases

Total cash outflows related to leases are presented in the table below:

	December 31,	December 31,
Payment	2020	2019
	£ 000	£ 000
Right of use assets	220	130
Low value leases	—	2
Short term leases	64	8
Total cash outflow	284	140

Summary of reconciliation of the finance lease creditors

A reconciliation of the finance lease creditors is shown below:

£000
As at January 1, 2019	673
Additions due to changes in estimates	577
Interest element of payments to finance lease creditors	(46)
Principal element of payments to finance lease creditors	(84)
Interest expense on leases	46
As at December 31, 2019	1,166
Interest element of payments to finance lease creditors	(74)
Principal element of payments to finance lease creditors	(145)
Interest expense on leases	74
As at December 31, 2020	1,021